Filed pursuant to Rule 497(e)
Registration Nos. 333-197427; 811-22980

Angel Oak High Yield Opportunities Fund
Class A | Class T | Class C | Institutional Class

Supplement to the
 Summary Prospectus
and
Prospectus
each dated May 31, 2017,
as previously supplemented

a series of Angel Oak Funds Trust

March 29, 2018

Effective April 1, 2018, the Angel Oak High Yield Opportunities Fund’s primary comparison benchmark index will be the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.